Income Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	$ 3,394	¥ 22,088	¥ 18,194	¥ 16,878
Non-PRC	(124)	(805)	(3,685)	21,029
Income before income taxes	$ 3,270	¥ 21,283	¥ 14,509	¥ 37,907